AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.1%
Common Stocks — 96.7%
Agricultural & Farm Machinery — 1.2%
AGCO Corp.	14,651	$1,408,987
Deere & Co.	8,549	2,854,425
		4,263,412
Agricultural Products — 1.6%
Darling Ingredients, Inc.*	81,828	5,412,922
Aluminum — 0.6%
Norsk Hydro ASA (Norway)	370,847	1,989,937
Building Products — 0.4%
ROCKWOOL A/S (Denmark)(Class B Stock)	7,758	1,223,730
Construction & Engineering — 0.7%
Quanta Services, Inc.(a)	19,783	2,520,156
Construction Machinery & Heavy Trucks — 2.6%
Caterpillar, Inc.	14,857	2,437,736
Cummins, Inc.	19,960	4,062,060
Epiroc AB (Sweden)(Class B Stock)	194,676	2,454,799
		8,954,595
Construction Materials — 1.4%
Martin Marietta Materials, Inc.	6,714	2,162,512
Vulcan Materials Co.	16,074	2,535,031
		4,697,543
Copper — 2.1%
ERO Copper Corp. (Brazil)*	123,639	1,366,755
OZ Minerals Ltd. (Australia)	133,960	2,216,140
Southern Copper Corp. (Peru)(a)	82,278	3,689,346
		7,272,241
Diversified Metals & Mining — 6.9%
BHP Group Ltd. (Australia)	307,261	7,637,935
Boliden AB (Sweden)	199,027	6,149,123
Grupo Mexico SAB de CV (Mexico)(Class B Stock)	703,421	2,375,764
IGO Ltd. (Australia)	509,000	4,477,424
South32 Ltd. (Australia)	1,283,221	3,046,251
		23,686,497
Electric Utilities — 2.3%
Iberdrola SA (Spain)	100,405	936,195
NextEra Energy, Inc.	29,695	2,328,385
Southern Co. (The)	43,298	2,944,264
Xcel Energy, Inc.	25,282	1,618,048
		7,826,892
Electrical Components & Equipment — 3.0%
Hubbell, Inc.	17,345	3,867,935
Legrand SA (France)	22,500	1,454,830
Schneider Electric SE	23,233	2,624,185
Shoals Technologies Group, Inc. (Class A Stock)*	107,853	2,324,232
		10,271,182
	Shares	Value
Common Stocks (continued)
Fertilizers & Agricultural Chemicals — 5.1%
CF Industries Holdings, Inc.	50,238	$4,835,407
FMC Corp.	50,098	5,295,359
Nutrien Ltd. (Canada)(a)	87,807	7,321,348
		17,452,114
Forest Products — 0.9%
Svenska Cellulosa AB SCA (Sweden)(Class B Stock)	163,517	2,074,784
West Fraser Timber Co. Ltd. (Canada)	15,023	1,086,798
		3,161,582
Gold — 1.8%
Franco-Nevada Corp. (Canada)	15,790	1,886,090
Northern Star Resources Ltd. (Australia)	319,117	1,597,912
Perseus Mining Ltd. (Australia)	933,877	908,508
Wesdome Gold Mines Ltd. (Canada)*	265,732	1,796,747
		6,189,257
Industrial Gases — 4.6%
Air Liquide SA (France)	15,733	1,798,268
Air Products & Chemicals, Inc.	20,031	4,661,815
Linde PLC (United Kingdom)	35,467	9,561,548
		16,021,631
Industrial Machinery — 1.7%
Alfa Laval AB (Sweden)	75,784	1,879,217
Sandvik AB (Sweden)	133,734	1,823,003
Weir Group PLC (The) (United Kingdom)	136,845	2,118,528
		5,820,748
Integrated Oil & Gas — 14.3%
Chevron Corp.	78,609	11,293,755
Equinor ASA (Norway)	345,749	11,402,364
Galp Energia SGPS SA (Portugal)	484,118	4,657,887
Shell PLC (Netherlands)	244,196	6,057,998
TotalEnergies SE (France)	337,277	15,823,210
		49,235,214
Metal & Glass Containers — 1.5%
Ball Corp.(a)	68,881	3,328,330
Verallia SA (France), 144A	82,523	1,855,264
		5,183,594
Multi-Utilities — 2.2%
Ameren Corp.	21,412	1,724,737
CMS Energy Corp.	23,350	1,359,904
Dominion Energy, Inc.	19,576	1,352,897
Sempra Energy	21,227	3,182,776
		7,620,314
Oil & Gas Equipment & Services — 4.6%
Baker Hughes Co.(a)	93,305	1,955,673
Cactus, Inc. (Class A Stock)	64,820	2,491,033
ChampionX Corp.	96,887	1,896,078
Halliburton Co.	77,785	1,915,067
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AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Equipment & Services (cont’d.)
Liberty Energy, Inc. (Class A Stock)*(a)	111,705	$1,416,419
TechnipFMC PLC (United Kingdom)*	306,180	2,590,283
Tenaris SA, ADR(a)	89,895	2,322,887
TGS ASA (Norway)	102,874	1,257,362
		15,844,802
Oil & Gas Exploration & Production — 20.7%
Aker BP ASA (Norway)	120,589	3,461,451
Canadian Natural Resources Ltd. (Canada)	63,548	2,958,075
ConocoPhillips	193,776	19,831,036
Devon Energy Corp.	168,759	10,147,479
EOG Resources, Inc.	113,488	12,680,014
Hess Corp.	85,248	9,291,179
Magnolia Oil & Gas Corp. (Class A Stock)(a)	158,486	3,139,608
Pioneer Natural Resources Co.	46,453	10,058,468
		71,567,310
Oil & Gas Storage & Transportation — 2.0%
Equitrans Midstream Corp.	311,980	2,333,611
TC Energy Corp. (Canada)(a)	110,049	4,433,874
		6,767,485
Packaged Foods & Meats — 0.8%
Bakkafrost P/F (Faroe Islands)	66,984	2,665,969
Paper Packaging — 3.2%
Avery Dennison Corp.	14,753	2,400,313
International Paper Co.	79,898	2,532,767
Mayr Melnhof Karton AG (Austria)	1,613	207,725
Packaging Corp. of America(a)	42,708	4,795,681
Westrock Co.	39,560	1,222,008
		11,158,494
Paper Products — 1.4%
Mondi PLC (Austria)	82,594	1,268,845
UPM-Kymmene OYJ (Finland)	115,293	3,658,760
		4,927,605
Railroads — 1.2%
Norfolk Southern Corp.	9,641	2,021,236
Union Pacific Corp.	11,266	2,194,842
		4,216,078
Semiconductor Equipment — 0.3%
Entegris, Inc.	13,368	1,109,811
Specialized REITs — 0.8%
Rayonier, Inc., REIT	68,263	2,045,842
Weyerhaeuser Co., REIT	26,516	757,297
		2,803,139
Specialty Chemicals — 6.2%
Akzo Nobel NV (Netherlands)	42,366	2,400,880
Albemarle Corp.	7,854	2,076,912
Element Solutions, Inc.	106,760	1,736,985
Koninklijke DSM NV (Netherlands)	4,653	529,467
RPM International, Inc.	58,477	4,871,719
	Shares	Value
Common Stocks (continued)
Specialty Chemicals (cont’d.)
Sherwin-Williams Co. (The)	36,287	$7,429,763
Shin-Etsu Chemical Co. Ltd. (Japan)	10,900	1,078,629
Sika AG (Switzerland)	6,532	1,312,878
		21,437,233
Steel — 0.6%
Reliance Steel & Aluminum Co.	12,643	2,205,066

Total Common Stocks (cost $343,341,295)		333,506,553
Preferred Stock — 1.4%
Electric Utilities
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	99,022	4,929,315
(cost $4,717,881)

Total Long-Term Investments (cost $348,059,176)		338,435,868
Short-Term Investments — 9.0%
Affiliated Mutual Fund — 7.1%
PGIM Institutional Money Market Fund (cost $24,532,211; includes $24,453,981 of cash collateral for securities on loan)(b)(we)	24,549,155	24,531,971
Unaffiliated Fund — 1.9%
Dreyfus Government Cash Management (Institutional Shares)	6,418,834	6,418,834
(cost $6,418,834)

Total Short-Term Investments (cost $30,951,045)		30,950,805

TOTAL INVESTMENTS—107.1% (cost $379,010,221)		369,386,673

Liabilities in excess of other assets — (7.1)%		(24,458,529)

Net Assets — 100.0%		$344,928,144

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVT	Convertible Security
REITs	Real Estate Investment Trust

A2

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,801,621; cash collateral of $24,453,981 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3